Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-In Capital [Member]	Deferred Compensation Obligation Under Rabbi Trust [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Common Stock Acquired by ESOP [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Stock Held by Rabbi Trust [Member]
Beginning Balance at Mar. 31, 2014	$ 194,137	$ 305	$ 136,688	$ 346	$ 104,110	$ (43,250)	$ (3,480)	$ (315)	$ (267)
Beginning Balance, Shares at Mar. 31, 2014		26,528,999
Net income	8,554				8,554
Other comprehensive income (loss), net of income tax	(166)							(166)
ESOP shares committed to be released	1,608		329				1,279
Stock option expense	20		20
Restricted stock awards granted, Shares		1,753
Restricted stock awards earned	52		52
Forfeited restricted stock awards, Shares		(1,175)
Repurchase restricted stock awards	(11)		(11)
Repurchase restricted stock awards, Shares		(887)
Funding of Supplemental Executive Retirement Plan	211			236					(25)
Supplemental Executive Retirement Plan distribution	(17)			(309)					292
Tax benefit from stock based compensation	361		361
Exercise of stock options	$ 7,672	$ 7	7,665
Exercise of stock options, Shares		734,007
Repurchase common stock, Shares	0
Cash dividends declared ($0.30, $0.30 & $0.24 per share for the year ended 2015, 2016 and 2017 respectively)	$ (7,632)				(7,632)
Second-step conversion and stock offering, net of offering expenses	163,212	$ (39)	130,237			$ 43,250	(10,236)
Second-step conversion and stock offering, net of offering expenses, Shares		63,150
Ending Balance at Mar. 31, 2015	368,001	$ 273	275,341	273	105,032		(12,437)	(481)
Ending Balance, Shares at Mar. 31, 2015		27,325,847
Net income	5,401				5,401
Other comprehensive income (loss), net of income tax	653							653
ESOP shares committed to be released	1,761		508				1,253
Stock option expense	$ 214		214
Restricted stock awards granted		$ 5	(5)
Restricted stock awards granted, Shares	511,784	511,784
Restricted stock awards earned	$ 829		829
Forfeited restricted stock awards, Shares		(6,824)
Repurchase restricted stock awards	(12)		(12)
Repurchase restricted stock awards, Shares		(887)
Funding of Supplemental Executive Retirement Plan	(96)			139					(235)
Tax benefit from stock based compensation	197		197
Exercise of stock options	1,921	$ 2	1,919
Exercise of stock options, Shares		183,731
Repurchase common stock	$ (56,279)	$ (40)	(56,239)
Repurchase common stock, Shares	(4,008,000)	(4,013,608)
Cash dividends declared ($0.30, $0.30 & $0.24 per share for the year ended 2015, 2016 and 2017 respectively)	$ (7,313)				(7,313)
Ending Balance at Mar. 31, 2016	$ 315,277	$ 240	222,752	412	103,120		(11,184)	172	(235)
Ending Balance, Shares at Mar. 31, 2016	24,000,043	24,000,043
Net income	$ 4,722				4,722
Other comprehensive income (loss), net of income tax	(139)							(139)
ESOP shares committed to be released	1,923		670				1,253
Stock option expense	$ 341		341
Restricted stock awards granted, Shares	17,000	17,000
Restricted stock awards earned	$ 1,362		1,362
Forfeited restricted stock awards, Shares		(60,049)
Repurchase restricted stock awards	(219)		(219)
Repurchase restricted stock awards, Shares		(14,613)
Funding of Supplemental Executive Retirement Plan	37			168					(131)
Exercise of stock options	189		189
Exercise of stock options, Shares		13,648
Repurchase common stock	$ (21,549)	$ (14)	(21,535)
Repurchase common stock, Shares	(1,407,500)	(1,047,500)
Cash dividends declared ($0.30, $0.30 & $0.24 per share for the year ended 2015, 2016 and 2017 respectively)	$ (5,325)				(5,325)
Ending Balance at Mar. 31, 2017	$ 296,619	$ 226	$ 203,560	$ 580	$ 102,517		$ (9,931)	$ 33	$ (366)
Ending Balance, Shares at Mar. 31, 2017	22,548,529	22,548,529